UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Auto Components - 0.1%	Lear Corp. (a)		4,069	$256,314

Building Products - 0.6%	Masonite Worldwide Holdings		35,518	1,243,130

Capital Markets - 0.2%	E*Trade Financial Corp. (a)		269,000	441,160

Chemicals - 0.0%	Wellman Holdings, Inc. (a)		1,425	356

Communications Equipment - 0.9%	Loral Space & Communications Ltd. (a)		58,901	1,950,212

Containers & Packaging - 0.0%	Smurfit Kappa Plc		3,634	29,796

Diversified Telecommunication Services - 0.2%	Qwest Communications International Inc.		140,000	511,000

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		67,974	4,554
	SunPower Corp., Class B (a)		352	6,290

				10,844

Food Products - 0.0%	Pilgrim’s Pride Corp.		6,449	38,565

Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd.		37,144	72,148
	Ainsworth Lumber Co. Ltd. (a)(b)		41,686	81,059
	Western Forest Products, Inc. (a)		147,968	27,339
	Western Forest Products, Inc. (a)(b)		41,528	7,673

				188,219

Wireless Telecommunication Services - 0.3%	iPCS, Inc. (a)		31,502	756,363

	Total Common Stocks - 2.4%			5,425,959

	Corporate Bonds	Par (000)

Airlines - 2.2%	American Airlines, Inc., 10.50%, 10/15/12	USD	540	545,400
	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		390	388,050
	Continental Airlines, Inc., Series 1997-4-B, 6.90%, 7/02/18		674	616,321
	Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12		281	263,808
	Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		414	335,576
	Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		130	131,950
	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		500	500,000
	United Air Lines, Inc., 12.75%, 7/15/12		2,000	2,035,000

				4,816,105

Auto Components - 1.1%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		370	382,950
	Delphi International Holdings Unsecured, 12.00%, 10/06/14		41	39,860
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		1,355	1,388,875
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		612	626,535

				2,438,220

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		710	733,075

Biotechnology - 0.3%	QHP Pharma, 10.25%, 3/15/15 (b)		700	708,001

Building Products - 0.6%	Associated Materials LLC, 9.88%, 11/15/16 (b)		410	428,450
	Ply Gem Industries, Inc., 11.75%, 6/15/13		880	840,400

				1,268,850

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Capital Markets - 0.5%	E*Trade Financial Corp., 3.43%, 8/31/19 (b)(c)(d)	USD	226	$352,843
	Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		1,004	592,360
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(e)		431	92,694
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(e)		297	63,933

				1,101,830

Chemicals - 2.0%	American Pacific Corp., 9.00%, 2/01/15		800	746,000
	Huntsman International LLC, 6.88%, 11/15/13 (b)	EUR	260	353,314
	Huntsman International LLC, 5.50%, 6/30/16 (b)	USD	510	442,425
	Innophos, Inc., 8.88%, 8/15/14		740	754,800
	MacDermid, Inc., 9.50%, 4/15/17 (b)		1,180	1,168,200
	Wellman Holdings, Inc., Second Lien Subordinate Note, 10.00%, 1/29/19 (b)(c)		790	790,000
	Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (c)(e)		246	123,000

				4,377,739

Commercial Services & Supplies - 4.4%	ACCO Brands Corp., 10.63%, 3/15/15 (b)		480	517,800
	Altegrity, Inc., 10.50%, 11/01/15 (b)		700	602,000
	ISS Financing, 11.00%, 6/15/14	EUR	259	419,367
	International Lease Finance Corp., 5.63%, 9/20/13	USD	125	98,374
	International Lease Finance Corp., 5.65%, 6/01/14		720	548,482
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		555	598,013
	Scientific Games International, Inc., 9.25%, 6/15/19		785	815,419
	Waste Services, Inc., 9.50%, 4/15/14		2,800	2,870,000
	West Corp., 9.50%, 10/15/14		890	867,750
	West Corp., 11.00%, 10/15/16		2,340	2,357,550

				9,694,755

Construction Materials - 1.2%	Nortek, Inc., 10.00%, 12/01/13 (a)		2,020	2,070,500
	Texas Industries, Inc., 7.25%, 7/15/13		720	696,600

				2,767,100

Consumer Finance - 0.3%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (f)		195	176,767
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		200	199,844
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		170	169,310

				545,921

Containers & Packaging - 4.5%	Berry Plastics Corp., 4.13%, 9/15/14 (f)		1,655	1,290,900
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		440	401,500
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	73	112,901
	Graphic Packaging International, Inc., 9.50%, 8/15/13	USD	60	61,500
	Graphic Packaging International, Inc., 9.50%, 6/15/17		810	854,550
	Impress Holdings BV, 3.41%, 9/15/13 (b)(f)		390	366,113
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		925	943,500
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	152	219,106

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,255	$928,700
	Pregis Corp., 12.38%, 10/15/13		1,130	1,073,500
	Rock-Tenn Co., 8.20%, 8/15/11		1,875	1,968,750
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	465	666,799
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		440	639,208
	Solo Cup Co., 10.50%, 11/01/13 (b)	USD	450	473,625

				10,000,652

Diversified Consumer Services - 1.2%	Service Corp. International, 7.00%, 6/15/17		2,800	2,702,000

Diversified Financial Services - 6.5%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		490	535,325
	FCE Bank Plc, 7.88%, 2/15/11	GBP	1,150	1,858,744
	FCE Bank Plc, 7.13%, 1/16/12	EUR	2,850	4,086,834
	FCE Bank Plc, 7.13%, 1/15/13		550	772,170
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	578	564,995
	GMAC LLC, 6.88%, 9/15/11 (b)		500	481,250
	GMAC LLC, 6.88%, 8/28/12 (b)		600	568,500
	GMAC LLC, 2.46%, 12/01/14 (b)(f)		841	651,775
	GMAC LLC, 6.75%, 12/01/14 (b)		1,210	1,082,950
	GMAC LLC, 8.00%, 11/01/31 (b)		1,200	1,029,000
	Leucadia National Corp., 8.13%, 9/15/15		1,250	1,265,625
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,100	1,111,000
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	EUR	350	517,658

				14,525,826

Diversified Telecommunication Services - 4.7%	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	1,000	930,000
	GCI, Inc., 8.63%, 11/15/19 (b)		1,100	1,100,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		1,340	1,407,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		1,890	1,871,100
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		500	500,000
	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)		980	978,775
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		1,645	1,628,550
	Qwest Corp., 7.63%, 6/15/15		500	508,750
	Qwest Corp., 8.38%, 5/01/16 (b)		650	679,250
	Windstream Corp., 8.13%, 8/01/13		940	961,150

				10,564,575

Electric Utilities - 1.1%	NSG Holdings LLC, 7.75%, 12/15/25 (b)		965	863,675
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		1,707	1,609,864

				2,473,539

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16	USD	280	$288,400

Energy Equipment & Services - 0.6%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		195	193,050
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		300	296,625
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		510	531,675
	North American Energy Partners, Inc., 8.75%, 12/01/11		355	351,450

				1,372,800

Food & Staples Retailing - 0.8%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		750	637,500
	Duane Reade, Inc., 11.75%, 8/01/15 (b)		160	172,400
	Rite Aid Corp., 9.75%, 6/12/16		390	421,200
	Rite Aid Corp., 10.25%, 10/15/19 (b)		475	483,313

				1,714,413

Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		760	796,100

Health Care Equipment & Supplies - 1.2%	DJO Finance LLC, 10.88%, 11/15/14		1,605	1,689,262
	Hologic, Inc., 2.00%, 12/15/37 (c)(g)		1,320	1,069,200

				2,758,462

Health Care Providers & Services - 1.2%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		190	193,800
	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		100	89,375
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		1,502	1,588,365
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		622	691,975
	Vanguard Health Holding Co. I, LLC, 11.25%, 10/01/15		195	204,750

				2,768,265

Hotels, Restaurants & Leisure - 2.8%	American Real Estate Partners LP, 7.13%, 2/15/13		2,815	2,758,700
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(h)		522	108,968
	Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(h)		1,425	570,000
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(h)		1,175	293,750
	MGM Mirage, 11.13%, 11/15/17 (b)		780	854,100
	San Pasqual Casino, 8.00%, 9/15/13 (b)		925	871,813
	Scientific Games Corp., 0.75%, 12/01/24 (c)(g)		270	268,313
	Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		45	32,625
	Travelport LLC, 4.88%, 9/01/14 (f)		145	121,800
	Travelport LLC, 9.88%, 9/01/14		190	190,000
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		315	1,181
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		805	165,025

				6,236,275

Household Durables - 2.5%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,200	1,296,000
	Jarden Corp., 8.00%, 5/01/16		240	247,200

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)	USD	1,705	$1,739,100
	KB Home, 6.38%, 8/15/11		29	29,073
	KB Home, 9.10%, 9/15/17		205	213,200
	Standard Pacific Corp., 6.25%, 4/01/14		485	428,013
	Standard Pacific Corp., 7.00%, 8/15/15		465	410,363
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		1,130	1,118,700

				5,481,649

IT Services - 1.4%	Alliance Data Systems Corp., 1.75%, 8/01/13 (c)		1,340	1,311,525
	First Data Corp., 9.88%, 9/24/15		145	129,050
	First Data Corp., 11.25%, 3/31/16		1,970	1,625,250

				3,065,825

Independent Power Producers Energy Traders - 3.4%	The AES Corp., 8.75%, 5/15/13 (b)		994	1,011,395
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		575	494,500
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,190	1,195,950
	Energy Future Holdings Corp., 11.25%, 11/01/17 (e)		3,328	2,079,925
	NRG Energy, Inc., 7.25%, 2/01/14		1,525	1,538,344
	NRG Energy, Inc., 7.38%, 2/01/16		930	925,350
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)		179	113,726
	Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15		200	142,000

				7,501,190

Industrial Conglomerates - 2.3%	Sequa Corp., 11.75%, 12/01/15 (b)		2,190	1,949,100
	Sequa Corp., 13.50%, 12/01/15 (b)(e)		3,636	3,163,351

				5,112,451

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,600	1,576,000
	USI Holdings Corp., 4.15%, 11/15/14 (b)(f)		630	500,850

				2,076,850

Internet & Catalog Retail - 0.2%	NetFlix, Inc., 8.50%, 11/15/17 (b)		330	338,250

Leisure Equipment & Products - 0.6%	Brunswick Corp., 11.25%, 11/01/16 (b)		870	972,225
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)(i)		265	269,969

				1,242,194

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		200	208,500

Machinery - 1.3%	AGY Holding Corp., 11.00%, 11/15/14		1,200	978,000
	Navistar International Corp., 3.00%, 10/15/14 (c)		480	452,400
	Navistar International Corp., 8.25%, 11/01/21		1,000	982,500
	RBS Global, Inc., 9.50%, 8/01/14 (b)		205	203,975
	RBS Global, Inc., 8.88%, 9/01/16		420	363,300

				2,980,175

Marine - 1.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		1,985	1,568,150
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		342	336,443

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)	USD	470	$481,750
	Trico Shipping AS, 11.88%, 11/01/14 (b)		310	314,263

				2,700,606

Media - 11.4%	Affinion Group, Inc., 10.13%, 10/15/13		1,780	1,815,600
	CCO Holdings LLC, 8.75%, 11/15/13		665	732,331
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)(f)		150	3,000
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		370	388,962
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11		325	336,375
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12		1,465	1,541,912
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(e)		925	943,500
	Charter Communications Holdings II, LLC, 13.50%, 11/30/16 (a)(h)		502	596,557
	Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)(g)		500	508,750
	Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)(g)		660	671,550
	EchoStar DBS Corp., 7.00%, 10/01/13		90	90,000
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (f)		330	271,425
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		390	366,113
	Intelsat Corp., 9.25%, 6/15/16		1,820	1,838,200
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		250	252,500
	Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)		550	543,813
	Liberty Media Corp., 3.13%, 3/30/23 (c)		1,023	1,021,721
	Lighthouse International Co. SA, 8.00%, 4/30/14	EUR	389	347,540
	Lighthouse International Co. SA, 8.00%, 4/30/14 (b)		163	145,627
	Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	345	335,513
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		540	324,000
	Network Communications, Inc., 10.75%, 12/01/13		20	8,050
	Nielsen Finance LLC, 11.63%, 2/01/14		70	75,250
	Nielsen Finance LLC, 10.00%, 8/01/14		1,740	1,796,550
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(h)		812	771,181
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		410	416,150
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,496	1,567,060
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		3,700	3,431,750
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	280	424,636
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	500	500,000
	UPC Holding BV, 9.88%, 4/15/18 (b)		500	520,000
	Unitymedia GmbH, 9.63%, 12/01/19	EUR	930	1,380,727
	Unitymedia Hessen GmbH, 8.13%, 12/01/17		645	957,602
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)	USD	405	470,812

				25,394,757

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Metals & Mining - 5.3%	Aleris International, Inc., 9.00%, 12/15/14 (a)(h)	USD	950	$3,562
	Aleris International, Inc., 10.00%, 12/15/16 (a)(h)		800	3,000
	Drummond Co., Inc., 9.00%, 10/15/14 (b)		800	816,000
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		215	202,637
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)		500	522,500
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		1,210	1,318,900
	Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,854,625
	GoldCorp., Inc., 2.00%, 8/01/14 (b)(c)		180	211,500
	Murray Energy Corp., 10.25%, 10/15/15 (b)		795	779,100
	New World Resources NV, 7.38%, 5/15/15	EUR	610	833,508
	Novelis, Inc., 7.25%, 2/15/15	USD	1,875	1,692,188
	Novelis, Inc., 11.50%, 2/15/15 (b)		405	421,200
	Ryerson, Inc., 7.66%, 11/01/14 (f)		380	335,350
	Ryerson, Inc., 12.00%, 11/01/15		245	249,288
	Steel Dynamics, Inc., 7.38%, 11/01/12		440	438,900
	Teck Resources Ltd., 10.25%, 5/15/16		285	322,050
	Teck Resources Ltd., 10.75%, 5/15/19		1,095	1,278,413
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		600	595,500

				11,878,221

Multiline Retail - 0.3%	Dollar General Corp., 10.63%, 7/15/15		225	245,250
	Dollar General Corp., 11.88%, 7/15/17 (e)		127	141,922
	Saks, Inc., 9.88%, 10/01/11		275	284,625

				671,797

Oil, Gas & Consumable Fuels - 7.1%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		290	298,700
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		450	502,875
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		240	261,000
	Berry Petroleum Co., 8.25%, 11/01/16		470	458,250
	Bill Barrett Corp., 9.88%, 7/15/16		225	237,375
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		775	574,469
	Connacher Oil and Gas Ltd., 11.75%, 7/15/14 (b)		165	179,850
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		1,075	929,875
	Corral Finans AB, 5.28%, 4/15/10 (b)(e)		1,645	1,357,381
	EXCO Resources, Inc., 7.25%, 1/15/11		1,355	1,348,225
	Encore Acquisition Co., 6.25%, 4/15/14		1,850	1,845,375
	Forest Oil Corp., 7.25%, 6/15/19		1,045	990,138
	Massey Energy Co., 3.25%, 8/01/15 (c)		1,675	1,381,875
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,250	1,246,875
	OPTI Canada, Inc., 8.25%, 12/15/14		500	400,000
	PetroHawk Energy Corp., 10.50%, 8/01/14		530	573,725
	PetroHawk Energy Corp., 7.88%, 6/01/15		450	448,875
	Range Resources Corp., 8.00%, 5/15/19		400	418,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		350	290,500
	SandRidge Energy, Inc., 8.63%, 4/01/15 (e)		120	115,200
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		500	512,500
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)		935	881,238

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Teekay Shipping Corp., 8.88%, 7/15/11	USD	640	$659,200

				15,911,501

Paper & Forest Products - 4.5%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		320	195,483
	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		355	362,100
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		370	407,000
	Georgia-Pacific Corp., 8.13%, 5/15/11		145	152,612
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,525	1,616,500
	NewPage Corp., 10.00%, 5/01/12		740	477,300
	NewPage Corp., 11.38%, 12/31/14 (b)		5,385	5,304,225
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		320	348,800
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (f)		260	195,000
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14		995	915,400

				9,974,420

Pharmaceuticals - 1.1%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (f)		1,440	1,188,000
	Elan Corp. Plc, 8.75%, 10/15/16 (b)		695	653,300
	Elan Finance Plc, 8.88%, 12/01/13		90	88,200
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		515	530,450

				2,459,950

Real Estate Investment Trusts (REITs) - 0.5%	iStar Financial, Inc., 5.65%, 9/15/11		1,500	1,050,000

Real Estate Management & Development - 1.2%	Forest City Enterprises, Inc., 7.63%, 6/01/15		1,325	1,126,250
	Realogy Corp., 10.50%, 4/15/14		520	418,600
	Realogy Corp., 12.38%, 4/15/15		1,935	1,219,050

				2,763,900

Semiconductors & Semiconductor Equipment - 0.5%	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(h)		1,135	1,180,400

Software - 0.4%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		865	816,344
	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(e)(f)		407	8,136

				824,480

Specialty Retail - 1.8%	Asbury Automotive Group, Inc., 7.63%, 3/15/17		330	301,950
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,200	1,218,000
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(g)		985	722,744
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		745	785,975
	United Auto Group, Inc., 7.75%, 12/15/16		1,030	996,525

				4,025,194

Textiles, Apparel & Luxury Goods - 1.1%	Levi Strauss & Co., 8.63%, 4/01/13	EUR	850	1,244,407
	Quiksilver, Inc., 6.88%, 4/15/15	USD	1,490	1,139,850

				2,384,257

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		535	525,638

Wireless Telecommunication Services - 5.7%	Cricket Communications, Inc., 9.38%, 11/01/14		1,945	1,872,062
	Cricket Communications, Inc., 10.00%, 7/15/15		1,295	1,256,150
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		1,285	1,246,450

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Digicel Group Ltd., 9.13%, 1/15/15 (b)(e)	USD	1,911	$1,843,760
	FiberTower Corp., 11.00%, 11/15/12 (c)(e)		668	565,973
	iPCS, Inc., 2.41%, 5/01/13 (f)		760	670,700
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,255	2,260,638
	Nextel Communications, Inc., Series D, 7.38%, 8/01/15		120	111,000
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13 (e)		1,670	1,586,500
	Nextel Communications, Inc. Series F, 5.95%, 3/15/14		100	90,500
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		265	222,600
	Sprint Capital Corp., 6.88%, 11/15/28		1,450	1,087,500

				12,813,833

	Total Corporate Bonds - 93.0%			207,218,941

	Floating Rate Loan Interests (f)

Aerospace & Defense - 0.2%	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit Facility Deposit, 2.28%, 3/26/14		14	10,426
	Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.23% - 2.28%, 3/26/14		236	176,199
	Hawker Beechcraft, Term Loan B, 10.50%, 3/26/14		275	267,781

				454,406

Auto Components - 1.8%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14		2,222	1,944,380
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		2,322	2,072,124

				4,016,504

Automobiles - 0.5%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13		1,220	1,069,081

Building Products - 1.2%	CPG International I Inc., Term Loan, 5.26%, 2/28/11		2,962	2,666,080

Capital Markets - 0.1%	Marsico Parent Co., LLC, Term Loan, 5.00% - 5.06%, 12/15/14		456	286,080

Chemicals - 0.4%	PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.49% - 3.54%, 7/30/14		741	651,750
	Solutia Inc., Loan, 7.25%, 2/28/14		305	308,697

				960,447

Consumer Finance - 1.2%	Chrysler Financial Corp., Return of Capital, 4.25%, 8/03/12		2,725	2,603,056

Diversified Financial Services - 1.1%	CIT Group, Term Loan A, 9.50%, 1/20/2012		2,350	2,383,293

Diversified Telecommunication Services - 2.3%	Wind Finance SL SA, Facility (Second Lien), 7.68%, 12/17/14	EUR	3,350	5,059,703

Food & Staples Retailing - 0.6%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,200	1,234,000

Health Care Providers & Services - 2.3%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		4,757	4,416,490
	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11		931	777,124

				5,193,614

Hotels, Restaurants & Leisure - 1.2%	Travelport LLC (fka Travelport Inc.), Loan, 8.28%, 3/27/12		2,920	2,598,847

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (f)	Par (000)		Value

IT Services - 0.0%	First Data Corp., Initial Tranche B-1 Term Loan, 2.99% - 3.04%, 9/24/14	USD	99	$82,786

Independent Power Producers & Energy Traders - 1.6%	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		207	153,911
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		1,201	894,544
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		3,430	2,533,436

				3,581,891

Machinery - 0.5%	Accuride Debtor In Possession, Term Loan, 10.00%, 10/07/10		169	169,000
	Accuride, Term Loan, 7.22%, 1/31/12		550	545,875
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		499	490,594

				1,205,469

Media - 2.7%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		419	371,916
	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,481	1,457,180
	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14		466	93,277
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14		2,427	2,059,931
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,250	1,308,334
	Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	240	366,635
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	499	500,345

				6,157,618

Multiline Retail - 0.5%	Hema BV Mezzanine, 18.30%, 1/29/17	EUR	1,000	976,005
	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13	USD	118	100,395

				1,076,400

Oil, Gas & Consumable Fuels - 0.7%	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,175	1,631,030

Other - 0.4%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15		1,125	921,690

Paper & Forest Products - 0.2%	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13		1,180	424,649

Real Estate Management & Development - 0.2%	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		376	318,946
	Realogy Corp., Synthetic Letter of Credit, 0.09% - 3.15%, 10/10/13		119	100,720

				419,666

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (f)	Par (000)			Value

Semiconductors & Semiconductor Equipment - 0.0%	Freescale Semiconductor, Inc., Term Loan B, 1.99%, 12/02/13	USD	100		$81,542

Specialty Retail - 0.3%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		264		205,842
	New Look Group Plc, 12.95%, 11/30/15	GBP	250		380,427

					586,269

	Total Floating Rate Loan Interests - 20.0%				44,694,121

	Other Interests (j)	Beneficial Interest (000)

Auto Components - 1.2%	Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests		—	(k)	2,665,039
	Lear Corp. Escrow	USD	405		4

					2,665,043

Media - 0.0%	Adelphia Escrow		700		70
	Adelphia Recovery Trust		878		3,512
	New Vision LLC Holdings		3		27,251

					30,833

	Total Other Interests - 1.2%				2,695,876

	Preferred Stocks	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		67		15,075

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(f)		34,982		—

	Total Preferred Stocks - 0.0%				15,075

	Warrants (l)

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)		1,587		97,627

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		29,930		—

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)		39,975		—
	New Vision Holdings LLC (expires 9/30/14)		14,965		150

					150

Oil, Gas & Consumable Fuels - 0.0%	Turbo Cayman Ltd. (No Expiration)		1		—

	Total Warrants - 0.0%				97,777

	Total Long-Term Investments (Cost - $272,870,746) - 116.6%				260,147,749

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.19% (m)(n)		2,724,250		2,724,250

	Total Short-Term Securities (Cost - $2,724,250) - 1.2%				2,724,250

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs & Co.	17	$17,000

	Total Options Purchased (Cost - $16,622) - 0.0%		17,000

	Total Investments (Cost - $275,611,618*) - 117.8%		262,888,999
	Liabilities in Excess of Other Assets - (17.8)%		(39,769,398)

	Net Assets - 100.0%		$223,119,601

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$276,719,017

Gross unrealized appreciation	$12,347,523
Gross unrealized depreciation	(26,177,541)

Net unrealized depreciation	$(13,830,018)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$261,727	$8,242

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than 1,000.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$2,724,250	$6,754
BlackRock Liquidity Series, LLC Cash Sweep Series	$(7,111,263)	$905

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	18,545,855	EUR	12,468,000	Citibank NA	1/20/10	$(172,084)
USD	182,864	CAD	190,000	Goldman Sachs & Co.	1/27/10	2,839
USD	2,090,546	GBP	1,283,000	Citibank NA	1/27/10	(19,297)

Total						$(188,542)

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	750	$54,633
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	750	51,685
K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	475	(6,365)
K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	925	(21,922)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(127,726)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	600	(127,550)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	750	(103,524)
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	750	(71,105)
Tyson Foods, Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	400	(25,136)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD	250	(5,815)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	250	(20,816)
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	175	320
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	400	5,416
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	400	(308)
Limited Brands, Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	1,000	(4,277)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	50	(177)
Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	350	8,967
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	500	6,020

Total						$(387,680)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	BB-	USD	175	$(4,755)

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)

[1] Using Standard & Poor’s rating of the issuer.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

Dow Jones CDX North	5.00%	Credit Suisse International	December 2014	USD	1,139	$13,791
America High Yield

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$5,314,748
Short-Term Securities	2,724,250

Total Level 1	8,038,998

Level 2
Long-Term Investments:
Common Stocks	110,855
Corporate Bonds	204,991,900
Floating Rate Loan Interests	25,557,456
Preferred Stocks	15,075

BlackRock Corporate High Yield Fund, Inc. (COY)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Warrants	$97,627

Total Level 2	230,772,913

Level 3
Long-Term Investments:
Common Stocks	356
Corporate Bonds	2,227,041
Floating Rate Loan Interests	19,136,665
Other Interests	2,695,876
Warrants	150

Total Level 3	24,060,088

Total	$262,871,999

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$160,671	$(710,857)
Level 3	—	—

Total	$160,671	$(710,857)

1 Other financial instruments are swaps, foreign currency exchange contracts and options purchased.Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Balance as of February 28, 2009	$356	$1,404,473	$14,962,760	$3,582	$—	$16,371,171
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	(5,466)	(4,628,805)	—	—	(4,634,271)
Change in unrealized appreciation /depreciation[2]	—	281,924	14,197,627	—	—	14,479,551
Net purchases (sales)	—	3,250	(6,715,768)	—	—	(6,712,518)
Net transfer in/out of Level 3	—	542,860	1,320,851	2,692,294	150	4,556,155

Balance as of November 30, 2009	$356	$2,227,041	$19,136,665	$2,695,876	$150	$24,060,088

2 The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $7,890,001.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2010